Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 409	$ 363	$ 382	$ 378
Provision for credit losses
Originations	10	17	23	33
Maturities	(4)	(5)	(9)	(11)
Changes in risk, parameters and exposures	(8)	7	17	10
Write-offs	(17)	(11)	(22)	(25)
Recoveries	1	1	2	2
Exchange rate and other	4	9	2	(6)
Balance at end of period	395	381	395	381
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	138	130	142	140
Provision for credit losses
Transfers to Stage 1	35	17	43	39
Transfers to Stage 2	(2)	(6)	(5)	(11)
Transfers to Stage 3		(1)	(1)	(1)
Originations	10	17	23	33
Maturities	(3)	(3)	(6)	(6)
Changes in risk, parameters and exposures	(39)	(10)	(57)	(46)
Exchange rate and other	1	5	1	1
Balance at end of period	140	149	140	149
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	79	67	64	65
Provision for credit losses
Transfers to Stage 1	(28)	(17)	(36)	(39)
Transfers to Stage 2	3	7	7	12
Transfers to Stage 3	(10)	(5)	(18)	(8)
Maturities	(1)	(2)	(3)	(5)
Changes in risk, parameters and exposures	19	9	49	36
Exchange rate and other	1	3		1
Balance at end of period	63	62	63	62
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	192	166	176	173
Provision for credit losses
Transfers to Stage 1	(7)		(7)
Transfers to Stage 2	(1)	(1)	(2)	(1)
Transfers to Stage 3	10	6	19	9
Changes in risk, parameters and exposures	12	8	25	20
Write-offs	(17)	(11)	(22)	(25)
Recoveries	1	1	2	2
Exchange rate and other	2	1	1	(8)
Balance at end of period	$ 192	$ 170	$ 192	$ 170